Other assets - Summary Of Detailed Information About Other Assets (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement [LineItem]
Cost to obtain contract amortization	₨ 1,333	₨ 1,083	₨ 892
Costs to fulfil contract amortization	₨ 83	₨ 60	₨ 58